EQUIPMENT	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
7.	EQUIPMENT

Equipment consisted of the following as at September 30, 2017 and March 31, 2017:

	September 30, 2017			March 31, 2017
		Accumulated			Accumulated
	Cost	Depreciation	Net	Cost	Depreciation	Net
	$	$	$	$	$	$
Computers and electronics	252,120	214,817	37,303	250,538	204,258	46,280
Furniture and fixtures	36,795	27,123	9,672	36,795	26,096	10,699
Demonstration equipment	200,186	77,878	122,308	184,586	44,420	140,166
Manufacturing equipment	88,742	85,342	3,400	88,742	84,982	3,760
Tools and parts	11,422	5,138	6,284	11,422	4,472	6,950
Assets under capital lease	23,019	5,755	17,264	23,019	3,453	19,566
	612,284	416,053	196,231	595,102	367,681	227,421

Equipment is recorded at cost less accumulated depreciation. Depreciation expense during the three and six months period ended September 30, 2017 was $23,820 and $48,372 (September 30, 2016 - $23,590 and 33,753).

7.	EQUIPMENT

Equipment consisted of the following as at March 31, 2017 and March 31, 2016:

	March 31, 2017			March 31, 2016
		Accumulated			Accumulated
	Cost	Depreciation	Net	Cost	Depreciation	Net
	$	$	$	$	$	$
Computers and electronics	250,538	204,258	46,280	152,246	96,379	55,867
Furniture and fixtures	36,795	26,096	10,699	22,496	10,118	12,378
Demonstration equipment	184,586	44,420	140,166	-	-	-
Manufacturing equipment	88,742	84,982	3,760	-	-	-
Tools and parts	11,422	4,472	6,950	11,422	2,917	8,505
Assets under capital lease	23,019	3,453	19,566	-	-	-
Balance, March 31, 2016	595,102	367,681	227,421	186,164	109,414	76,750

Equipment is recorded at cost less accumulated depreciation. Depreciation expense during the year ended March 31, 2017 was $79,868 (March 31, 2016 - $63,454).